Warrants	6 Months Ended	12 Months Ended
	Feb. 28, 2025	Aug. 31, 2024
Warrants
Warrants

8. Warrants

a)	Common Share purchase warrant

	#	$
Balance, August 31, 2024	1,652,988	2,955,944
Balance, February 28, 2025	1,652,988	2,955,944

b)	Pre-funded warrant

Pre-funded warrant issued November 13, 2024	1,284,000	780,697
Shares issued	(884,000)	(530,312)
Direct cost	-	(67,557)
Balance, February 28, 2025	400,000	182,828

The purchase price of each Pre-Funded Warrant is $0.5999, which is equal to the price per share at which the Shares are being sold, minus $0.0001, the exercise price of each Pre-Funded Warrant. The Pre-Funded Warrants will be immediately exercisable and may be exercised at any time until all of the Pre-Funded Warrants are exercised in full. This prospectus supplement also relates to the common shares issuable upon exercise of any Pre-Funded Warrants. During the period, 884,000 pre-funded warrants were converted into the common shares of the company.

c)	Warrant Liability

As noted in Note 7 above on November 3, 2023, the Company issued 26,250 warrants at an exercise price of $4 with an expiry date of October 31, 2028 and on May 10, 2024 the Company entered into a convertible debt transaction and also issued 1,000,000 warrants at an exercise price of $5 with an expiry date of February 10, 2025. As per ASC 815 the instruments did not meet the criteria to be classified as equity instruments as such were classified as a financial liability. Below is the continuity of the warrant liability valuation.

The warrants issued on November 3, 2023 were valued using the Black-Scholes method with the share price of $0.37, exercise price of $4, term of 3.67 years, risk free rate of 3.98% and volatility of 123.58% at issuance as at February 28, 2025.

The warrants issued in May 2024 expired on February 09, 2025.

We have agreed to sell to a certain purchaser common share warrants to purchase up to 1,666,667 common shares in connection with this offering. Company is still in process of issuing these warrants. These common share warrants shall be exercisable six months from the issuance at an exercise price of $0.60 per share and will expire 5.5 years from the date of issuance. The warrants will only be sold pursuant to an effective registration statement under the Securities Act and are not being offered pursuant to this prospectus supplement and the accompanying prospectus.

	#	$
Balance at August 31, 2024	1,026,250	41,520
Warrants expired	(1,000,000)	(1,455)
Change in fair value of warrant liability		(34,136)
Translation adjustment		(1,720)
Fair Value of Warrants at February 28, 2025	26,250	4,209

As at February 28, 2025 the warrants have no intrinsic value (August 31, 2024 – nil).

Pineapple Financial Inc.

Notes to the Condensed Interim Consolidated Financial Statements for period ended February 28, 2025 - Unaudited

(Expressed in US Dollars)

8. Warrants

a)	Common Share purchase warrant

	#	$
Balance, August 31, 2023	1,652,988	2,922,853
Share-based compensation expense	-	33,091
Balance, August 31, 2024	1,652,988	2,955,944

b)	Warrant Liability

As noted in Note 7 above on November 3, 2023, the Company issued 26,250 warrants at an exercise price of $4 with an expiry date of October 31, 2028 and on May 10, 2024 the Company entered into a convertible debt transaction (Note 18) and also issued 1,000,000 warrants at an exercise price of $5 with an expiry date of February 10, 2025. As per ASC 815 the instruments did not meet the criteria to be classified as equity instruments as such were classified as a financial liability. Below is the continuity of the warrant liability valuation.

The warrants issued on November 3, 2023 were valued using the Black-Scholes method with the share price of $1.86, exercise price of $4, term of 5 years, risk free rate of 3.79% and volatility of 142% at issuance and share price of $1.15, exercise price of $4, term of 4.42 years, risk free rate of 3.79% and volatility of 142% as at August 31, 2024.

The warrants issued in May 2024 were valued using the Black-Scholes method with the share price of $1.29, exercise price of $5, term of 6 months, risk free rate of 3.79%, credit spread of 31.46% and volatility of 104% at issuance and share price of $1.94, exercise price of $4, term of 6 months, risk free rate of 4.79%, credit spread of 31.55% and volatility of 104% as at August 31, 2024.

	#	$
Balance at August 31, 2023	-	-
Issuance of warrants	26,250	48,283
Issuance of warrants related to the convertible debt	1,000,000	56,701
Change in fair value of warrant liability		(63,769)
Fair Value of Warrants at August 31, 2024	1,026,250	41,520

	August 31, 2024	August 31, 2023

Weighted average estimated fair value per common share	$0.45	n/a
Weighted average exercise price of the warrant	$2.85	n/a
Weighted average expected life of the warrant	0.85 years	n/a

As at August 31, 2024, the warrants have no intrinsic value (August 31, 2023 – nil).

Pineapple Financial Inc.

Notes to the Consolidated Financial Statements

For the years ended August 31, 2024 and 2023

(Expressed in US Dollars)